Investments (Fixed Maturities Securities Excluding Investments Classified as Trading) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 21,311,087	$ 12,737,749
Allowance for Credit Losses	4,769	4,149
Fair Value	19,025,401	13,278,166
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	21,311,087	12,737,749
Gross Unrealized Gains	72,582	658,544
Gross Unrealized Losses	2,353,499	113,978
Allowance for Credit Losses	4,769	4,149
Fair Value	19,025,401	13,278,166
Fixed maturities | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	354,348	303,040
Gross Unrealized Gains	300	31,011
Gross Unrealized Losses	72,856	111
Allowance for Credit Losses	0	0
Fair Value	281,792	333,940
Fixed maturities | Obligations of U.S. states and their political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	654,884	584,244
Gross Unrealized Gains	4,275	46,978
Gross Unrealized Losses	30,959	701
Allowance for Credit Losses	0	0
Fair Value	628,200	630,521
Fixed maturities | Foreign government bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	330,967	324,454
Gross Unrealized Gains	1,140	29,299
Gross Unrealized Losses	58,640	3,271
Allowance for Credit Losses	5	11
Fair Value	273,462	350,471
Fixed maturities | U.S. public corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	7,414,790	4,794,878
Gross Unrealized Gains	21,299	366,764
Gross Unrealized Losses	992,145	29,770
Allowance for Credit Losses	0	0
Fair Value	6,443,944	5,131,872
Fixed maturities | U.S. private corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4,140,734	1,964,767
Gross Unrealized Gains	13,071	59,037
Gross Unrealized Losses	335,205	16,880
Allowance for Credit Losses	1,871	2,049
Fair Value	3,816,729	2,004,875
Fixed maturities | Foreign public corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,539,172	906,031
Gross Unrealized Gains	2,455	34,234
Gross Unrealized Losses	163,384	10,363
Allowance for Credit Losses	21	0
Fair Value	1,378,222	929,902
Fixed maturities | Foreign private corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4,338,585	2,741,449
Gross Unrealized Gains	19,761	62,932
Gross Unrealized Losses	589,153	48,381
Allowance for Credit Losses	2,863	2,089
Fair Value	3,766,330	2,753,911
Fixed maturities | Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,467,955	547,549
Gross Unrealized Gains	6,976	860
Gross Unrealized Losses	32,577	1,099
Allowance for Credit Losses	0	0
Fair Value	1,442,354	547,310
Fixed maturities | Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	727,159	552,653
Gross Unrealized Gains	94	25,928
Gross Unrealized Losses	69,101	3,397
Allowance for Credit Losses	0	0
Fair Value	658,152	575,184
Fixed maturities | Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	342,493	18,684
Gross Unrealized Gains	3,211	1,501
Gross Unrealized Losses	9,479	5
Allowance for Credit Losses	9	0
Fair Value	$ 336,216	$ 20,180